INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Significant associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	$ 379,752,380	[1]	$ 372,215,382
Liabilities	338,756,746	[1]	327,631,107
Total other comprehensive income	(2,851,586)		2,593,244	$ (3,720,257)
Profits (loss)	6,948,339		6,110,396	$ 5,702,378
Total for all associates | P.A. Viva malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	4,112,818		3,823,893
Liabilities	50,463		114,703
Income from ordinary activities	885,803		761,198
Profits (loss)	469,813		487,123
Dividends	135,246		121,977
Total for all associates | Protección S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	3,422,617		3,194,045
Liabilities	804,200		752,834
Total other comprehensive income	39,060		38,953
Income from ordinary activities	1,959,129		1,884,277
Profits (loss)	376,826		446,532
Dividends	$ 41,163		$ 55,558

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.